Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consisted of the following at March 31, 2018 and December 31, 2017:

	2018	2017

Finished goods	$3,691,197	$4,611,973
Spare parts	165,821	187,158
Reserves for inventory obsolescence	(118,295)	(172,562)

Inventories, net	$3,738,723	$4,626,569

Inventories consisted of the following at December 31, 2017 and 2016:

	2017	2016

Finished goods	$4,611,973	$4,102,621
Spare parts	187,158	183,357
Reserves for inventory obsolescence	(172,562)	(121,862)

Inventories, net	$4,626,569	$4,164,116